Leases - Schedule of Effect of Lease Costs in the Company's Consolidated Statement of Operations and Comprehensive Loss (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Finance Lease Costs [Abstract]
Amortization of ROU assets	$ 114	$ 134	$ 488	$ 359
Interest on lease liabilities	31	42	151	106
Operating lease cost	351	351	1,404	1,404
Short-term lease cost	176	150	749	389
Variable lease cost	249	206	786	907
Sublease income			0	(253)
Total lease costs	$ 921	$ 883	$ 3,578	$ 2,912